Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	23 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	43 Months Ended		44 Months Ended	45 Months Ended			49 Months Ended	50 Months Ended	54 Months Ended		55 Months Ended	56 Months Ended	58 Months Ended		59 Months Ended	60 Months Ended		62 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended	68 Months Ended	70 Months Ended	80 Months Ended	95 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000179795
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000213399
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000213398
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000228647
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000228643
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000013268
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II
C000013269
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000013272
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000213362
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000213363
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000011881
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000011882
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IV
C000213358
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000013282
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000013283
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IV
C000213365
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000213364
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000222625
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000222627
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000222630
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000220241
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000220259
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000011437
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000011438
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IV
C000011440
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000213357
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000213356
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000241005
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000107485
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000107486
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IV
C000107488
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000213393
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000213392
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000238041
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000238042
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000238039
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000011423
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000011426
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000241007
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000241008
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IV
C000241011
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000241009
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000241012
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000212810
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000075103
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000013327
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000013328
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IV
C000013330
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000199930
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000213400
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000013294
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000013295
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IV
C000137450
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III *
C000020548
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000213385
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000213384
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000075084
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000211299
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class VI
C000213405
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000213406
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000014927
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000109350
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IV
C000213373
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000213372
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000102896
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000014933
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000213376
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000213377
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000014938
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000014936
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000213379
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000213378
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000110451
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Class
C000033342
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000213387
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000014930
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
C000213374
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000014937
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class III
Without Sales Load [Member] | C000179795
Average Annual Return [Line Items]
Average Annual Return, Percent		(21.12%)																												0.05%														2.74%
Without Sales Load [Member] | C000213399
Average Annual Return [Line Items]
Average Annual Return, Percent		(21.06%)																												0.04%			(1.77%)
Without Sales Load [Member] | C000213398
Average Annual Return [Line Items]
Average Annual Return, Percent		(21.18%)																												(0.06%)	(0.93%)
Without Sales Load [Member] | C000228647
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.91%)											(5.21%)
Without Sales Load [Member] | C000228643
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.66%)												(4.94%)
Without Sales Load [Member] | C000013268
Average Annual Return [Line Items]
Average Annual Return, Percent		2.89%																												0.15%															1.77%
Without Sales Load [Member] | C000013269
Average Annual Return [Line Items]
Average Annual Return, Percent		2.94%																												0.21%															1.82%
Without Sales Load [Member] | C000013272
Average Annual Return [Line Items]
Average Annual Return, Percent		3.07%																												0.33%															1.95%
Without Sales Load [Member] | C000213362
Average Annual Return [Line Items]
Average Annual Return, Percent		2.91%																											3.60%
Without Sales Load [Member] | C000213363
Average Annual Return [Line Items]
Average Annual Return, Percent		2.79%																												0.09%		(2.57%)
Without Sales Load [Member] | C000011881
Average Annual Return [Line Items]
Average Annual Return, Percent		18.80%																												11.75%															5.78%
Without Sales Load [Member] | C000011882
Average Annual Return [Line Items]
Average Annual Return, Percent		18.85%																												11.83%															5.85%
Without Sales Load [Member] | C000213358
Average Annual Return [Line Items]
Average Annual Return, Percent		18.55%																		6.58%
Without Sales Load [Member] | C000013282
Average Annual Return [Line Items]
Average Annual Return, Percent		16.23%																												9.93%															4.76%
Without Sales Load [Member] | C000013283
Average Annual Return [Line Items]
Average Annual Return, Percent		16.23%	15.61%
Without Sales Load [Member] | C000213365
Average Annual Return [Line Items]
Average Annual Return, Percent	10.11%
Without Sales Load [Member] | C000213364
Average Annual Return [Line Items]
Average Annual Return, Percent		16.10%			14.19%
Without Sales Load [Member] | C000222625
Average Annual Return [Line Items]
Average Annual Return, Percent		6.25%										5.16%
Without Sales Load [Member] | C000222627
Average Annual Return [Line Items]
Average Annual Return, Percent		6.41%																					7.56%
Without Sales Load [Member] | C000222630
Average Annual Return [Line Items]
Average Annual Return, Percent		6.13%																2.27%
Without Sales Load [Member] | C000220241
Average Annual Return [Line Items]
Average Annual Return, Percent		7.53%																									15.53%
Without Sales Load [Member] | C000220259
Average Annual Return [Line Items]
Average Annual Return, Percent		7.33%															4.95%
Without Sales Load [Member] | C000011437
Average Annual Return [Line Items]
Average Annual Return, Percent		14.78%																												17.30%															14.22%
Without Sales Load [Member] | C000011438
Average Annual Return [Line Items]
Average Annual Return, Percent		14.83%																												17.36%															14.27%
Without Sales Load [Member] | C000011440
Average Annual Return [Line Items]
Average Annual Return, Percent		14.85%																												17.42%															14.33%
Without Sales Load [Member] | C000213357
Average Annual Return [Line Items]
Average Annual Return, Percent		14.76%																												17.30%					15.50%
Without Sales Load [Member] | C000213356
Average Annual Return [Line Items]
Average Annual Return, Percent		14.63%																												17.18%						16.07%
Without Sales Load [Member] | C000241005
Average Annual Return [Line Items]
Average Annual Return, Percent		(18.78%)					(23.88%)
Without Sales Load [Member] | C000107485
Average Annual Return [Line Items]
Average Annual Return, Percent		(12.82%)																												6.26%															5.96%
Without Sales Load [Member] | C000107486
Average Annual Return [Line Items]
Average Annual Return, Percent		(12.78%)																												6.30%															6.01%
Without Sales Load [Member] | C000107488
Average Annual Return [Line Items]
Average Annual Return, Percent		(12.78%)									(9.75%)
Without Sales Load [Member] | C000213393
Average Annual Return [Line Items]
Average Annual Return, Percent		(12.85%)																			(3.58%)
Without Sales Load [Member] | C000213392
Average Annual Return [Line Items]
Average Annual Return, Percent		(12.96%)																			(3.67%)
Without Sales Load [Member] | C000238041
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.81%)							11.99%
Without Sales Load [Member] | C000238042
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.72%)								17.78%
Without Sales Load [Member] | C000238039
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.81%)							11.96%
Without Sales Load [Member] | C000011423
Average Annual Return [Line Items]
Average Annual Return, Percent		14.25%																												16.74%															11.57%
Without Sales Load [Member] | C000011426
Average Annual Return [Line Items]
Average Annual Return, Percent		14.44%																												16.87%															11.68%
Without Sales Load [Member] | C000241007
Average Annual Return [Line Items]
Average Annual Return, Percent		13.27%					11.62%
Without Sales Load [Member] | C000241008
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%					11.68%
Without Sales Load [Member] | C000241011
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%						13.49%
Without Sales Load [Member] | C000241009
Average Annual Return [Line Items]
Average Annual Return, Percent		13.25%		17.69%
Without Sales Load [Member] | C000241012
Average Annual Return [Line Items]
Average Annual Return, Percent		13.12%					11.52%
Without Sales Load [Member] | C000212810
Average Annual Return [Line Items]
Average Annual Return, Percent		9.02%																												13.82%											10.27%
Without Sales Load [Member] | C000075103
Average Annual Return [Line Items]
Average Annual Return, Percent		1.22%																												(1.03%)															(0.25%)
Without Sales Load [Member] | C000013327
Average Annual Return [Line Items]
Average Annual Return, Percent		14.48%																												3.87%															5.15%
Without Sales Load [Member] | C000013328
Average Annual Return [Line Items]
Average Annual Return, Percent		14.60%																												3.93%															5.20%
Without Sales Load [Member] | C000013330
Average Annual Return [Line Items]
Average Annual Return, Percent		14.59%														3.51%
Without Sales Load [Member] | C000199930
Average Annual Return [Line Items]
Average Annual Return, Percent		9.95%																												5.19%													5.61%
Without Sales Load [Member] | C000213400
Average Annual Return [Line Items]
Average Annual Return, Percent		9.75%				9.57%
Without Sales Load [Member] | C000013294
Average Annual Return [Line Items]
Average Annual Return, Percent		5.82%																												(0.99%)															1.15%
Without Sales Load [Member] | C000013295
Average Annual Return [Line Items]
Average Annual Return, Percent		5.84%																												(0.95%)															1.20%
Without Sales Load [Member] | C000137450
Average Annual Return [Line Items]
Average Annual Return, Percent		6.98%													3.49%
Without Sales Load [Member] | C000020548
Average Annual Return [Line Items]
Average Annual Return, Percent		7.07%																												3.36%															3.92%
Without Sales Load [Member] | C000213385
Average Annual Return [Line Items]
Average Annual Return, Percent		6.96%																	3.47%
Without Sales Load [Member] | C000213384
Average Annual Return [Line Items]
Average Annual Return, Percent		6.84%																												3.16%				3.31%
Without Sales Load [Member] | C000075084
Average Annual Return [Line Items]
Average Annual Return, Percent		5.22%																												2.58%															1.91%
Without Sales Load [Member] | C000211299
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.43%)																												1.28%												1.06%
Without Sales Load [Member] | C000213405
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.53%)																							1.54%
Without Sales Load [Member] | C000213406
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.69%)																												1.01%								0.70%
Without Sales Load [Member] | C000014927
Average Annual Return [Line Items]
Average Annual Return, Percent		7.22%																												4.86%															3.13%
Without Sales Load [Member] | C000109350
Average Annual Return [Line Items]
Average Annual Return, Percent		7.28%																												4.92%															3.19%
Without Sales Load [Member] | C000213373
Average Annual Return [Line Items]
Average Annual Return, Percent		7.21%																										6.44%
Without Sales Load [Member] | C000213372
Average Annual Return [Line Items]
Average Annual Return, Percent		7.07%																												4.76%										4.36%
Without Sales Load [Member] | C000102896
Average Annual Return [Line Items]
Average Annual Return, Percent		7.77%																												5.45%															3.97%
Without Sales Load [Member] | C000014933
Average Annual Return [Line Items]
Average Annual Return, Percent		7.68%																												5.88%															4.37%
Without Sales Load [Member] | C000213376
Average Annual Return [Line Items]
Average Annual Return, Percent		7.68%																												5.87%							5.45%
Without Sales Load [Member] | C000213377
Average Annual Return [Line Items]
Average Annual Return, Percent		7.56%																				3.55%
Without Sales Load [Member] | C000014938
Average Annual Return [Line Items]
Average Annual Return, Percent		12.18%																												12.09%															7.89%
Without Sales Load [Member] | C000014936
Average Annual Return [Line Items]
Average Annual Return, Percent		10.77%																												10.06%															6.85%
Without Sales Load [Member] | C000213379
Average Annual Return [Line Items]
Average Annual Return, Percent		10.78%																								10.08%
Without Sales Load [Member] | C000213378
Average Annual Return [Line Items]
Average Annual Return, Percent		10.62%																						9.28%
Without Sales Load [Member] | C000110451
Average Annual Return [Line Items]
Average Annual Return, Percent		8.12%																												4.93%															3.14%
Without Sales Load [Member] | C000033342
Average Annual Return [Line Items]
Average Annual Return, Percent		17.03%																												10.73%															5.52%
Without Sales Load [Member] | C000213387
Average Annual Return [Line Items]
Average Annual Return, Percent		17.10%																			7.66%
Without Sales Load [Member] | C000014930
Average Annual Return [Line Items]
Average Annual Return, Percent		12.74%																												7.39%															4.34%
Without Sales Load [Member] | C000213374
Average Annual Return [Line Items]
Average Annual Return, Percent		12.78%																												7.40%									7.66%
Without Sales Load [Member] | C000014937
Average Annual Return [Line Items]
Average Annual Return, Percent		7.46%																												7.71%															5.30%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																												12.79%														10.57%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																												12.79%			9.95%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																												12.79%	11.49%
GMO Index: MSCI Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex-China Index
Average Annual Return, Percent		0.75%											(0.55%)
GMO Index: MSCI Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex-China Index
Average Annual Return, Percent		0.75%												(0.48%)
GMO Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		10.07%																												4.26%															3.49%
GMO Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		10.07%																												4.26%															3.49%
GMO Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		10.07%																												4.26%															3.49%
GMO Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		10.07%																											7.95%
GMO Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		10.07%																												4.26%		1.59%
GMO Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		8.77%																												8.70%															5.28%
GMO Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		8.77%																												8.70%															5.28%
GMO Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		8.77%																		3.64%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Average Annual Return, Percent		9.49%																												8.92%															5.38%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Average Annual Return, Percent		9.49%	15.57%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Average Annual Return, Percent	6.48%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Average Annual Return, Percent		9.49%			12.18%
GMO Index: Tokyo Stock Price Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tokyo Stock Price Index (TR)
Average Annual Return, Percent		1.53%										2.96%
GMO Index: Tokyo Stock Price Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tokyo Stock Price Index (TR)
Average Annual Return, Percent		1.53%																					5.07%
GMO Index: Tokyo Stock Price Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tokyo Stock Price Index (TR)
Average Annual Return, Percent		1.53%																1.77%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																									14.61%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%															6.86%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		18.41%																												16.86%															12.98%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		18.41%																												16.86%															12.98%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		18.41%																												16.86%															12.98%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		18.41%																												16.86%					14.97%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		18.41%																												16.86%						15.44%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%					16.56%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																												12.79%															9.11%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																												12.79%															9.11%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%									7.81%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																			8.23%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																			8.23%
GMO Index: S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Index
Average Annual Return, Percent		17.55%							19.94%
GMO Index: S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Index
Average Annual Return, Percent		17.55%								20.56%
GMO Index: S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Index
Average Annual Return, Percent		17.55%							19.94%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		17.55%																												16.49%															12.63%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		17.55%																												16.49%															12.63%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent		18.55%					21.36%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent		18.55%					21.36%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent		18.55%						21.55%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent		18.55%		23.77%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent		18.55%					21.36%
GMO Index: S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Index
Average Annual Return, Percent		17.55%																												16.49%											14.45%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)															1.51%
GMO Index: J.P. Morgan EMBI Global Diversified +
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified +*
Average Annual Return, Percent		9.82%																												0.61%															3.14%
GMO Index: J.P. Morgan EMBI Global Diversified +
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified +*
Average Annual Return, Percent		9.82%																												0.61%															3.14%
GMO Index: J.P. Morgan EMBI Global Diversified +
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified +*
Average Annual Return, Percent		9.82%														(0.35%)
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)													1.71%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%				3.21%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)															1.51%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)															1.51%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%													(1.45%)
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)															1.51%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																	(0.84%)
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)				0.33%
GMO Index: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.26%																												2.64%															1.86%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)												1.12%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																							(1.38%)
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)								0.09%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		15.63%																												13.91%															9.82%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		15.63%																												13.91%															9.82%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		15.63%																										15.91%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		15.63%																												13.91%										12.55%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		15.63%																												13.91%															9.82%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)															1.51%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)							0.23%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																				(1.29%)
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		15.63%																												13.91%															9.82%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																												12.79%															9.11%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																								11.99%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																						11.24%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		15.63%																												13.91%															9.82%
GMO Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		8.77%																												8.70%															5.28%
GMO Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		8.77%																			5.04%
GMO Index: MSCI ACWI ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		9.65%																												7.55%															4.83%
GMO Index: MSCI ACWI ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		9.65%																												7.55%									6.87%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)															1.51%
GMO Index: MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index
Average Annual Return, Percent		15.64%																												10.09%															4.86%
GMO Index: MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index
Average Annual Return, Percent		15.64%	16.60%
GMO Index: MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index
Average Annual Return, Percent	10.52%
GMO Index: MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index
Average Annual Return, Percent		15.64%			15.26%
GMO Index: MSCI ACWI Commodity Producers ex-Energy
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Commodity Producers ex-Energy
Average Annual Return, Percent		2.01%					(4.47%)
GMO Index: MSCI ACWI Commodity Producers
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Commodity Producers
Average Annual Return, Percent		2.45%																												12.04%															4.33%
GMO Index: MSCI ACWI Commodity Producers
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Commodity Producers
Average Annual Return, Percent		2.45%																												12.04%															4.33%
GMO Index: MSCI ACWI Commodity Producers
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Commodity Producers
Average Annual Return, Percent		2.45%									3.10%
GMO Index: MSCI ACWI Commodity Producers
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Commodity Producers
Average Annual Return, Percent		2.45%																			10.30%
GMO Index: MSCI ACWI Commodity Producers
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Commodity Producers
Average Annual Return, Percent		2.45%																			10.30%
GMO Index: S&P 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 600 Index
Average Annual Return, Percent		6.27%							6.32%
GMO Index: S&P 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 600 Index
Average Annual Return, Percent		6.27%								9.47%
GMO Index: S&P 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 600 Index
Average Annual Return, Percent		6.27%							6.32%
GMO Index: MSCI USA Value Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Value Index (Gross)
Average Annual Return, Percent		15.92%					12.72%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		17.55%					20.05%
GMO Index: MSCI USA Value Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Value Index (Gross)
Average Annual Return, Percent		15.92%					12.72%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		17.55%					20.05%
GMO Index: MSCI USA Value Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Value Index (Gross)
Average Annual Return, Percent		15.92%						12.02%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		17.55%						20.35%
GMO Index: MSCI USA Value Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Value Index (Gross)
Average Annual Return, Percent		15.92%		18.25%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		17.55%		22.52%
GMO Index: MSCI USA Value Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Value Index (Gross)
Average Annual Return, Percent		15.92%					12.72%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		17.55%					20.05%
GMO Index: S&P SmallCap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Value Index
Average Annual Return, Percent		6.84%																												11.07%											8.21%
GMO Index: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.26%																												2.64%															1.86%
GMO Index: Markit iBoxx USD Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Markit iBoxx USD Liquid High Yield Index
Average Annual Return, Percent		10.19%																												4.38%													4.71%
GMO Index: Markit iBoxx USD Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Markit iBoxx USD Liquid High Yield Index
Average Annual Return, Percent		10.19%				9.75%
GMO Index: Bloomberg U.S. Securitized
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Securitized Index
Average Annual Return, Percent		6.56%													(1.03%)
GMO Index: Bloomberg U.S. Securitized
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Securitized Index
Average Annual Return, Percent		6.56%																												(0.38%)															1.23%
GMO Index: Bloomberg U.S. Securitized + Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Securitized + Index*
Average Annual Return, Percent		6.56%																												(0.38%)															1.12%
GMO Index: Bloomberg U.S. Securitized
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Securitized Index
Average Annual Return, Percent		6.56%																	(0.82%)
GMO Index: Bloomberg U.S. Securitized
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Securitized Index
Average Annual Return, Percent		6.56%																												(0.38%)				0.11%
GMO Index: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.26%																												2.64%												2.55%
GMO Index: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.26%																							2.82%
GMO Index: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.26%																												2.64%								2.56%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Average Annual Return, Percent		2.80%																												4.30%															3.12%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)															1.51%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent		6.71%																												2.85%															2.66%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Average Annual Return, Percent		2.80%																												4.30%															3.12%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)															1.51%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent		6.71%																												2.85%															2.66%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Average Annual Return, Percent		2.80%																										4.72%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																										(0.76%)
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent		6.71%																										2.97%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Average Annual Return, Percent		2.80%																												4.30%										4.07%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)										0.34%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent		6.71%																												2.85%										3.05%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Average Annual Return, Percent		2.80%																												4.30%															3.12%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)															1.51%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent		6.71%																												2.85%															2.66%
GMO Index: GMO Global Asset Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GMO Global Asset Allocation Index**
Average Annual Return, Percent		11.78%																												8.19%															6.61%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																												12.79%															9.11%
GMO Index: GMO Global Asset Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GMO Global Asset Allocation Index**
Average Annual Return, Percent		11.78%																												8.19%							7.71%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																												12.79%							11.55%
GMO Index: GMO Global Asset Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GMO Global Asset Allocation Index**
Average Annual Return, Percent		11.78%																				5.31%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		15.06%																				8.81%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Average Annual Return, Percent		2.80%																												4.30%															3.12%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.81%																												(0.52%)															1.51%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent		6.71%																												2.85%															2.66%
GMO Index: GMO Strategic Opportunities Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GMO Strategic Opportunities Allocation Index**
Average Annual Return, Percent		13.14%																												10.34%															7.88%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		15.63%																												13.91%															9.82%